Capital Structure (Details)	1 Months Ended
May 24, 2021 $ / shares shares
Capital Structure (Details) [Line Items]
Common stock, authorized	200,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.01
Shares issued	300,000,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares outstanding	100,000
Common stock, shares issued	100,000
Stock split, description	As a result of this stock split, the Company’s issued and outstanding common stock increased from 100 shares to 10,000,000 shares.
Common Stock [Member]
Capital Structure (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Shares issued	350,000,000
Preferred Stock [Member]
Capital Structure (Details) [Line Items]
Shares issued	50,000,000